UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant's telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1 – Schedule of Investments.

Schedule of Investments

January 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS	92.99%
Consumer Discretionary	10.41%
Building-Residential/Commercial	1.50%
Lennar Corp.		34,500	$1,876,110

Consumer Products Miscellaneous	1.67%
Fortune Brands, Inc.		25,000	2,093,000

Multimedia	2.60%
The Walt Disney Co.		92,325	3,247,070

Retail-Major Department Stores	4.64%
Lowe’s Companies, Inc.		41,500	1,398,965
Target Corp.		71,870	4,409,943
			5,808,908
TOTAL CONSUMER DISCRETIONARY			13,025,088

Consumer Staples	16.44%
Beverages-Non-alcoholic	4.05%
PepsiCo, Inc.		77,675	5,067,517

Cosmetics & Toiletries	2.77%
Church & Dwight, Inc.		76,500	3,466,215

Food-Wholesale/Distribution	6.71%
McCormick & Co., Inc		58,000	2,264,320
Procter & Gamble Co.		47,000	3,048,890
Sysco Corp.		88,950	3,073,223
			8,386,433

Retail-Drug Stores	2.91%
Walgreen Co.		80,270	3,636,231

TOTAL CONSUMER STAPLES			20,556,396

Energy	5.00%
Oil & Gas	1.09%
Apache Corp.		18,600	1,357,242

Oil Company-Integrated	3.91%
Exxon Mobil Corp.		66,014	4,891,637

TOTAL ENERGY			6,248,879

Financials	20.58%
Commercial Banks-Central U.S.	0.96%
Cullen/Frost Bankers, Inc.		22,500	1,204,425

Commercial Banks-Southern U.S.	2.20%
Synovus Financial Corp.		86,000	2,745,980

Finance-Diversified Services	1.70%
Citigroup, Inc.		38,500	2,122,505

Insurance-Multi-Line	2.81%
Lincoln National Corp.		52,400	3,518,136

Investment Management/Advisory Services	6.60%
Goldman Sachs Group, Inc.		21,100	4,476,576
T. Rowe Price Group, Inc.		78,600	3,772,014
			8,248,590

Money Center Banks	6.31%
Bank of America Corp.		99,100	5,210,678
The Bank of New York Co., Inc.		67,000	2,680,670
			7,891,348
TOTAL FINANCIALS			25,730,984

Healthcare	14.69%
Healthcare-Distributor & Services	1.13%
Patterson Cos, Inc. *		37,500	1,410,375

Medical Instruments	1.88%
Stryker Corp.		38,000	2,353,720

Medical Products	5.78%
Alcon, Inc.		11,500	1,354,240
Baxter International, Inc.		37,000	1,837,420
Johnson & Johnson		60,370	4,032,716
			7,224,376

Medical-Drugs	1.97%
Teva Pharmaceutical Industries Ltd. - ADR		70,175	2,463,143

Medical-HMO	3.93%
UnitedHealth Group, Inc.		94,100	4,917,666

TOTAL HEALTHCARE			18,369,280

Industrials	12.38%
Auto-Medium & Heavy Duty Trucks	2.63%
PACCAR, Inc.		49,265	3,294,317

Diversified Industrials	2.00%
3M Co.		33,700	2,503,910

Diversified Manufacturing	7.75%
Emerson Electric Co.		71,000	3,192,870
General Electric Co.		68,535	2,470,687
Genlyte Group, Inc. *		16,000	1,212,320
Illinois Tool Works, Inc.		55,100	2,809,549
			9,685,426
TOTAL INDUSTRIALS			15,483,653

Information Technology	13.49%
Computer Software	3.89%
Ansys, Inc. *		28,000	1,396,920
Microsoft Corp.		112,400	3,468,664
			4,865,584

Computer-Micro	2.11%
International Business Machines Corp.		26,600	2,637,390

Data Processing/Management	1.60%
Automatic Data Processing, Inc.		42,000	2,004,240

Electronic Components-Semiconductors	1.63%
Applied Materials, Inc.		115,200	2,042,496

Networking Products	2.48%
Cisco Systems, Inc. *		116,500	3,097,735

Office Automation & Equipment	1.78%
Diebold, Inc.		48,000	2,224,800

TOTAL INFORMATION TECHNOLOGY			16,872,245

TOTAL COMMON STOCKS (Cost $81,981,218)			116,286,525

		Shares	Value
EXCHANGE TRADED FUNDS	6.44%
Chemical-Diversified	2.89%
Materials Select Sector SPDR		99,000	3,607,560

Oil Company-Integrated	3.55%
Energy Select Sector SPDR		76,500	4,443,885

TOTAL EXCHANGE TRADED FUNDS			8,051,445

TOTAL EXCHANGE TRADED FUNDS (Cost $6,025,809)			8,051,445

		Rate	Principal Amount	Value
SHORT TERM INVESTMENTS	0.77%
Fifth Third Institutional Money Market Fund ^		5.15%	956,767	956,767

TOTAL SHORT TERM INVESTMENTS (Cost $956,767)				956,767

Total Investments - 100.20% (Cost $88,963,794)				125,294,737

Liabilities in Excess of Other Assets - (0.20)%				(246,300)
NET ASSETS - 100.00%				$125,048,437

*	Non Income Producing Security
ADR	American Depository Receipt
^	Variable Rate Security, the coupon rate shown represents the rate at January 31, 2007.

Income Tax Information:

Gross appreciation (excess of value over tax cost)	36,447,737
Gross depreciation (excess of tax cost over value)	(136,423)
Net unrealized appreciation/(depreciation)	36,311,314
Cost of investments for
income tax purposes	88,983,423

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	March 29, 2007

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	March 29, 2007